Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Investment properties at cost	$ 29,657,046	$ 27,508,735
Less - accumulated depreciation	8,388,130	7,711,304
Investment properties net	21,268,916	19,797,431
Cash and cash equivalents	798,650	796,718
Tenant receivables and accrued revenue, net	486,731	426,736
Investment in unconsolidated entities, at equity	1,378,084	1,390,105
Deferred costs and other assets	1,633,544	1,795,439
Notes receivable from related party	651,000	651,000
Total assets	26,216,925	24,857,429
LIABILITIES:
Mortgages and other indebtedness	18,446,440	17,473,760
Accounts payable, accrued expenses, intangibles, and deferred revenues	1,091,712	993,738
Cash distributions and losses in partnerships and joint ventures, at equity	695,569	485,855
Other liabilities and accrued dividends	170,971	184,855
Total liabilities	20,404,692	19,138,208
Commitments and contingencies
Limited partners' preferred interest in the Operating Partnership and noncontrolling redeemable interests in properties	267,945	85,469
Capital stock (850,000,000 total shares authorized, $ 0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Series J 8 3/8% cumulative redeemable preferred stock, 1,000,000 shares authorized, 796,948 issued and outstanding with a liquidation value of $ 39,847	45,047	45,375
Capital in excess of par value	8,103,133	8,059,852
Accumulated deficit	(3,251,740)	(3,114,571)
Accumulated other comprehensive (loss) income	(94,263)	6,530
Common stock held in treasury at cost, 3,877,448 and 4,003,451 shares, respectively	(152,541)	(166,436)
Total stockholder's equity	4,649,666	4,830,780
Noncontrolling interests	894,622	802,972
Total equity	5,544,288	5,633,752
Total liabilities and equity	26,216,925	24,857,429
Class A common stock
Capital stock (850,000,000 total shares authorized, $ 0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock	30	30
Class B common stock
Capital stock (850,000,000 total shares authorized, $ 0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock